Share capital - Disclosure of detailed information about fair value of warrants at the issue date and the reporting date (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Expected warrant life	5 years	4 years 2 months 12 days
Risk-free interest rate	1.80%	1.50%
Dividend yield	0.00%	0.00%
Expected volatility	86.90%	96.80%